Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Financing receivables	¥ 454,000	¥ 3,600